UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 May 16, 2005

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total:	$1,333,147

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    51697  1387477 SH       SOLE                  1361227             26250
                                                              2493    66930 SH       OTHER                   62190              4740
ALLSTATE CORP                  COM              020002101      464     8600 SH       SOLE                     8600
                                                              1621    30000 SH       OTHER                   30000
AMERICAN INTERNATIONAL GROUP I COM              026874107    48657   878132 SH       SOLE                   863957             14175
                                                              2984    53857 SH       OTHER                   52251              1606
AUTOMATIC DATA                 COM              053015103    54933  1222110 SH       SOLE                  1198940             23170
                                                              4543   101077 SH       OTHER                   90377             10700
AVON PRODUCTS, INC.            COM              054303102    58290  1357485 SH       SOLE                  1332830             24655
                                                              3334    77665 SH       OTHER                   73265              4400
BANK NEW YORK INC              COM              064057102    52496  1807098 SH       SOLE                  1778538             28560
                                                              9733   335053 SH       OTHER                  199653            135400
BIOMET INC                     COM              090613100    37808  1041545 SH       SOLE                  1020255             21290
                                                              1867    51457 SH       OTHER                   50757               700
CINTAS CORP                    COM              172908105    50627  1225548 SH       SOLE                  1207498             18050
                                                              3024    73208 SH       OTHER                   65060              8148
COCA COLA                      COM              191216100      237     5700 SH       SOLE                     5700
                                                               306     7355 SH       OTHER                    7355
COLGATE PALMOLIVE CO           COM              194162103      465     8932 SH       SOLE                     8932
                                                               104     2000 SH       OTHER                     800              1200
COSTCO WHOLESALE CORP NEW      COM              22160K105    54763  1239564 SH       SOLE                  1213474             26090
                                                              2246    50860 SH       OTHER                   49560              1300
DELL INC.                      COM              24702R101    58388  1519746 SH       SOLE                  1495586             24160
                                                              2869    74700 SH       OTHER                   73800               900
ECOLAB INC                     COM              278865100    37877  1146080 SH       SOLE                  1127740             18340
                                                              1753    53065 SH       OTHER                   52765               300
EMC CORP-MASS                  COM              268648102    38782  3147927 SH       SOLE                  3093207             54720
                                                              1215    98660 SH       OTHER                   96860              1800
FASTENAL CO                    COM              311900104      442     8000 SH       SOLE                     8000
                                                               165     3000 SH       OTHER                     600              2400
FISERV, INC.                   COM              337738108    57826  1452923 SH       SOLE                  1426713             26210
                                                              2685    67480 SH       OTHER                   66730               750
GENERAL ELECTRIC CO            COM              369604103    52072  1444046 SH       SOLE                  1439001              5045
                                                              2954    81946 SH       OTHER                   81521               425
GENTEX CORP                    COM              371901109    42111  1320108 SH       SOLE                  1291173             28935
                                                              2067    64800 SH       OTHER                   61300              3500
HARLEY-DAVIDSON INC            COM              412822108    61797  1069903 SH       SOLE                  1049443             20460
                                                              3949    68385 SH       OTHER                   64285              4100
INTEL CORP                     COM              458140100    54257  2335654 SH       SOLE                  2305594             30060
                                                              5387   231913 SH       OTHER                  197113             34800
JOHNSON & JOHNSON              COM              478160104    60803   905347 SH       SOLE                   886012             19335
                                                              4967    73962 SH       OTHER                   63662             10300
MEDTRONIC INC                  COM              585055106    55017  1079842 SH       SOLE                  1058372             21470
                                                              2864    56221 SH       OTHER                   55821               400
MGIC INVT CORP WIS             COM              552848103      228     3700 SH       SOLE                     3700
                                                                61     1000 SH       OTHER                     400               600
MICROSOFT CORP                 COM              594918104    56808  2350354 SH       SOLE                  2316994             33360
                                                              6552   271115 SH       OTHER                  230515             40600
MOLEX INC CL A                 COM              608554200      475    20152 SH       SOLE                    20152
                                                               423    17966 SH       OTHER                   17772               194
OMNICOM GROUP INC              COM              681919106    57898   654074 SH       SOLE                   642749             11325
                                                              2360    26670 SH       OTHER                   26470               200
PATTERSON COMPANIES INC COM    COM              703395103    60336  1207930 SH       SOLE                  1188340             19590
                                                              3530    70690 SH       OTHER                   70090               600
SLM CORPORATION                COM              78442P106    49778   998760 SH       SOLE                   983530             15230
                                                              2355    47270 SH       OTHER                   46070              1200
STATE STREET CORP              COM              857477103    44152  1009890 SH       SOLE                   988610             21280
                                                              1891    43261 SH       OTHER                   43061               200
WALGREEN CO COM                COM              931422109    50615  1139479 SH       SOLE                  1117624             21855
                                                              2712    61070 SH       OTHER                   57770              3300